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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-09152
                    -----------------------------------------
                           The STAAR Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)
                  604 McKnight Park Dr., Pittsburgh, PA 15237
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)
                                 Andre Weisbrod
                           The STAAR Investment Trust
                            604 McKnight Park Drive
                              Pittsburgh, PA 15237
--------------------------------------------------------------------------------
                    (Name and address of agent for service)
       Registrant's telephone number, including area code: 1-412-367-9076
                            -----------------------
                   Date of fiscal year end: December 31, 2005
                   ------------------------------------------
      Date of reporting period: January 1, 2005 through December 31, 2005
               --------------------------------------------------
     A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) is included herewith.

[STAAR(SM) Investment Trust Logo]

Annual Report
January 1, 2005 to December 31, 2005

(Picture of climbers)
Stocks Climb "Wall of Worry" in 2005

604 McKnight Park Dr.
Pittsburgh, PA 15237
412-367-9076
Fax 412-367-9141
Web Site: www.staarfunds.com
Email: staarbase@aol.com

LETTER TO SHAREHOLDERS
February 28, 2006

(Text Box Appears here>>
International and AltCat Funds Lead Way in 2005
Total Returns
for 12 Months
Ending 12/31/05:

STAAR International Fd.             16.8%
STAAR AltCat Fd.                    11.9%
STAAR Smaller Cos.Fd.                5.2%
STAAR Larger Cos. Fd.                3.7%
STAAR General Bond Fd                0.1%
STAAR Short Term Bond Fd             0.1%

(See complete performance reports beginning on Page 2)
<<End Text Box)

Dear Shareholder:

      2005 fit the old adage the market "climbs a wall of worry. Indeed, the S&P 500 and Dow industrials moved largely sideways, up and down without a definitive direction. But in November the markets took off and even with a lackluster December ended the year with modest gains.

      The S&P 500 stock index total return was 4.9% for 2005. The Dow only returned 1.7% and the Nasdaq 2.1%. The Russell 2000 index of smaller stocks was up 4.6%. However, overall leadership was overseas as the EAFE International index total return was 13.5%.

      Perhaps the most important result was that the long-term bull market trend remained in tact and offered an excellent place to begin 2006. Indeed, January proved to be an excellent month with the S&P 500 up 2.7%, the Dow 1.5%, Nasdaq 4.6%, Russell 2000 9.0% and EAFE 6.1% (total returns).

      I was particularly pleased that two of our Funds outperformed their representative indexes and their peers to be among the higher rated funds in the industry. The STAAR International Fund produced a total return of almost 17% and the STAAR AltCat Fund was up 11.9% for 2005.

      However, both Bond Funds had another disappointing year. For safety reasons we shortened maturities two years ago. Given the steady Federal Reserve policy of raising short-term rates, the probability was that long-term rates would also rise to be in a more historical balance with inflation and short-term rates. Had this happened, we would have been in good shape. However, somewhat surprising economic and market dynamics contributed to create an unusually level yield curve where short term interest rates and long term interest rates were not too far apart. Inflation remained tame and demand from foreign buyers kept longer-term bond prices from increasing much.

      As I look ahead I remain cautiously bullish. The economy continues to grow. Productivity advances is good. The jobs picture has continued to improve. And the growth trend is global. This bodes well for 2006, though my total return expectations remain modest. I think a healthy return for the S&P 500 would be in the 7%-10% range. I expect international stocks to also be up, possibly continuing to beat U.S. markets. After six years of mostly outpacing large stocks, it might be time for small stocks to move a bit slower, but that has not been the case so far in 2006.

      The downside is a losing year if economic trends suddenly go sour or there is a major fear-inducing event. There are no guarantees in stock markets. Therefore we will continue to be vigilant, watching trends and attempting to apply wisdom to our choices as we strive to achieve healthy returns for our shareholders. On behalf of the Trustees and people of STAAR Financial Advisors, Inc., thank you for your confidence and support.

Sincerely Yours,

J. Andre Weisbrod, Trustee
President, STAAR Financial Advisors, Inc., Advisor to the Trust

STAAR Investment Trust Annual Report 12/31/05 (Published 2/28/06)

Perspective & Performance
Indexes used for comparisons are selected as being closest to each Fund's objectives. Multiple indexes are used where a single index may not correlate completely with a Fund's objectives, strategies and/or portfolio holdings.

ALTCAT (ALTERNATIVE CATEGORIES) FUND (ACF)
A multi-asset global fund of funds that invest in assets that offer opportunities for growth.

Chart: Growth of $10,000

5/28/1997-12/31/2005

ACF - $15,842 S&P 500 Index - $16,811

The AltCat Fund continues to deliver performance above that of the S&P 500 while maintaining a wide diversification of investments. We continue to invest globally and in sectors, trying to identify and take advantage of trends. We are pleased to report that the ACF outperformed the S&P 500 for the 1, 3 and 5 year periods ending 12/30/05 and is one of the highest-ranked Large Blend Funds over the past 1, 3 and 5 years.

                                                                       THREE YEAR  FIVE YEAR      SINCE         SINCE
                                                                          AVG.       AVG.         PUBLIC       PRIVATE
                                         LAST     YEAR-TO-               ANNUAL     ANNUAL      INCEPTION     INCEPTION
FOR PERIODS ENDING 12/31/05             Quarter    Date      One Year  Return(1)   Return(1)   (5/28/97)(1)  (4/4/96)(1)
--------------------------------------  -------  ----------  --------  ----------  ---------   ------------  -----------
AltCat Fund (ACF)                         0.9%      11.9%     11.9%       17.4%        4.1%        5.5%         5.8%
S&P 500 INDEX                             2.1%       4.9%      4.9%       14.4%        0.5%        6.2%         8.6%
Morningstar Multi-Asset Global Fds Avg    2.1%       7.6%      7.6%       15.1%        6.1%        7.3%         7.9%

Portfolio Turnover 35.48% * Total returns include reinvested dividends and gains.


GENERAL BOND FUND (GBF)(2)
A high-grade general bond portfolio of US Gov't, Gov't Agency and Investment Grade Corp. Bonds with a flexible average maturity. (FORMERLY THE INTERMEDIATE BOND FUND. PERFORMANCE THAT INCLUDES TIME PERIODS PRIOR TO AUGUST 2004 INCLUDES PERFORMANCE UNDER DIFFERENT OBJECTIVES. SEE FOOTNOTES AT END.)

Chart: Growth of $10,000

5/28/1997-12/31/2005

GBF - $15,716 Lehman Bros Intermed Gov/Cred Index Index - $17,437

Short and intermediate-term Bonds have lost some market value as the Fed continues to raise short-term interest rates. In hindsight we were premature in gong to shorter maturities, which resulted in poor performance over the last 18 months. There is still a reasonable probability that long-term rates will rise to be more in line with historical yield curves and inflation. The risk required to increase yield by extending maturities is not favorable. Therefore, we are sticking with our strategy, which is designed to protect against significant bond price declines.

                                                                  THREE YEAR   FIVE YEAR
                                                                      AVG.        AVG.    SINCE PUB    SINCE PRIV.
                                       LAST   YEAR-TO-               ANNUAL      ANNUAL     INCEPT.     INCEPTION
      FOR PERIODS ENDING 12/31/05    QUARTER    DATE    ONE YEAR  RETURN(1)    RETURN(1) (5/28/97)(1)  (4/4/96)(1)
-----------------------------------  -------  --------  --------  ----------   --------- ------------  -----------
GENERAL BOND FUND (GBF)               -0.2%     0.1%      0.1%        1.6%        3.9%        4.8%        4.5%
LEHMAN BROS INTERMED GOV/CRED INDEX   -0.5%     1.1%      1.5%        3.4%        6.2%        5.8%        6.0%
MORNINGSTAR INTERMED-TERM BD FD AVG    0.4%     1.8%      1.8%        3.6%        5.3%        5.9%        5.8%

Current Yield as of 12/31/05 3.52%**      S.E.C. Yield as of 12/31/05 3.86%***
Average Maturity 1.90 Years                            Portfolio Turnover 17.84%

* Total returns include reinvested dividends and gains. Management waived $.02 of fees for 2005. ** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses) *** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

STAAR Investment Trust Annual Report 12/31/05 (Published 2/28/06)

INTERNATIONAL FUND (INTF)
A fund of funds investing in funds that primarily invest in foreign stocks, including emerging markets. Individual stocks may be owned.

Chart: Growth of $10,000

5/28/1997-12/31/2005

INTF - $14,662 EAFE Index - $15,767

      International markets came on strong in the second half of 2005. We have been analyzing trends in various countries and using exchange-traded funds
(ETFs) to take advantage of single country stock market movements. International positions continue to be an important part of any investment portfolio. We are pleased that the INTF has performed in the top 15% of all funds in the Foreign Large Blend category as tracked by Morningstar for the five-year period ending 12/31/05.

                                                                              THREE YEAR  FIVE YEAR    SINCE         SINCE
                                                                                 AVG.        AVG.      PUBLIC       PRIVATE
                                            LAST      YEAR-TO-                  ANNUAL      ANNUAL   INCEPTION     INCEPTION
      FOR PERIODS ENDING 12/31/05         QUARTER       DATE       ONE YEAR    RETURN(1)  RETURN(1) (5/28/97)(1)  (4/4/96)(1)
---------------------------------------   -------     --------     --------   ----------  --------- ------------  -----------
International Fund (INTF)                   5.0%        16.8%       16.8%       22.4%        5.4%        4.5%        6.0%
EAFE INDEX                                  4.1%        13.5%       13.5%       23.7%        4.6%        5.3%        5.7%
MORNINGSTAR FOREIGN LARGE BLEND FDS AVG     4.4%        14.6%       14.6%       21.3%        2.9%        4.9%        6.0%

Portfolio Turnover 16.23%   Total returns include reinvested dividends and gains

LARGER COMPANY STOCK FUND (LCSF)
A fund of funds investing in funds that invest in large and larger mid-cap stocks with the objective of Growth with some Income. Individual stocks may be owned.

Chart: Growth of $10,000

5/28/1997-12/31/2005

LCSF - $14,789 S&P 500 Index - $16,811

      The economy has continued its growth in 2005. However, worries about high energy prices, natural disasters, inflation and the ability of companies to sustain earnings growth hindered a strong advance. We continue to be cautiously optimistic that both the economy and the stock market can continue to grow in 2006.

                                                                     THREE     FIVE YEAR      SINCE         SINCE
                                                                   YEAR AVG.      AVG.        PUBLIC       PRIVATE
                                     LAST    YEAR-TO-                ANNUAL      ANNUAL     INCEPTION     INCEPTION
   FOR PERIODS ENDING 12/31/05      QUARTER    DATE     ONE YEAR    RETURN(1)  RETURN(1)   (5/28/97)(1)  (4/4/96)(1)
---------------------------------   -------  --------   --------   ----------  ---------   ------------  -----------
Larger Co. Stock Fund (LCSF)         2.4%      3.7%       3.7%       11.4%        0.4%        4.6%          6.2%
S&P 500 Index                        2.1%      4.9%       4.9%       14.4%        0.5%        6.2%          8.6%
MORMINGSTAR LARGE BLEND FUNDS AVG.   2.2%      5.8%       5.8%       14.0%        0.5%        6.0%          7.9%

Portfolio Turnover: 14.00%  * Total returns include reinvested dividends and gains.

STAAR Investment Trust Annual Report 12/31/05 (Published 2/28/06)         Page 3

SHORT TERM BOND FUND (STBF)(2)
A high-grade bond portfolio of US Gov't, Gov't Agency and Investment Grade Corporate Bonds with an average maturity between 1 and 3 years. (Formerly the Long Term Bond Fund. Performance that includes time periods prior to August 2004 includes performance under different objectives. See footnotes at end.)

Chart: Growth of $10,000

5/28/1997-12/31/2005

STBF - $15,587 LB 1-3 Year Govt Index - $15,334

As long as the Fed continues to raise short-term interest rates it will be hard for this fund to make much in terms of total return (price change plus distributions). However, with an average maturity around 1.7 years, the portfolio will follow rates up and there is a reasonable chance to make more than money markets over longer holding period periods.

                                                                              THREE YEAR  FIVE YEAR     SINCE        SINCE
                                                                                 AVG.        AVG.      PUBLIC       PRIVATE
                                            LAST      YEAR-TO-                  ANNUAL      ANNUAL    INCEPTION    INCEPTION
      FOR PERIODS ENDING 12/31/05         QUARTER       DATE       ONE YEAR    RETURN(1)  RETURN(1) (5/28/97)(1)  (4/4/96)(1)
------------------------------------      -------     --------     --------   ----------  --------- ------------  -----------
Short Term Bond Fund (STBF)                 0.5%        0.1%         0.1%        1.9%        4.3%        5.3%        5.1%
LEHMAN BROS 1-3 YEAR GOVT INDEX             0.7%        1.7%         1.7%        1.6%        3.8%        4.9%        5.0%
MORNINGSTAR SHORT-TERM BD FD AVG            0.5%        1.4%         1.4%        2.0%        3.8%        4.7%        4.7%

Current Yield as of 12/31/05    2.02%**   S.E.C. Yield as of 12/31/05 3.18%***
Average Maturity               1.67 Yrs                Portfolio Turnover 48.02%

* Total returns include reinvested dividends and gains. Management waived $.03 of fees for 2005. ** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses) *** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

SMALLER COMPANY STOCK FUND (SCSF)
A fund of funds investing in funds that invest in small, micro-cap and smaller mid-cap stocks with an objective of long term growth. Individual stocks may be owned.

Chart: Growth of $10,000

5/28/1997-12/31/2005

SCSF - $21,601 Russell 200 Index - $19,697

      The argument for small stocks is that they have more room to grow and if you pick the right companies, smaller stocks have a greater potential than large companies. Seeking higher returns generally involves higher risks. Therefore, diversification and prudence are important. Our approach and that of our core funds has proven to be a bit too conservative over the past couple years, and we have trailed our benchmark indexes. We are making incremental changes to improve performance, yet do not plan to make dramatic changes to our overall strategy.

                                                                              THREE YEAR  FIVE YEAR      SINCE         SINCE
                                                                                 AVG.        AVG.        PUBLIC       PRIVATE
                                            LAST      YEAR-TO-                  ANNUAL      ANNUAL     INCEPTION     INCEPTION
    FOR PERIODS ENDING 12/31/05           QUARTER       DATE       ONE YEAR    RETURN(1)  RETURN(1)   (5/28/97)(1)  (4/4/96)(1)
----------------------------------        -------     ---------    --------   ----------  ---------   ------------  -----------
Smaller Co. Stock Fd (SCSF)                 1.8%        5.2%         5.2%       18.7%        6.8%         9.3%          9.1%
RUSSELL 2000 INDEX                          1.1%        4.6%         4.6%       22.1%        8.2%         8.3%          8.8%
MORNINGSTAR SMALL COMPANY FDS AVG           1.5%        6.8%         6.8%       20.9%        7.1%        10.6%         11.0%

      Portfolio Turnover 23.04% * Total returns include reinvested dividends and gains.

Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. NOTES: Performance figures are total returns except those marked with an *, for which dividend reinvestment figures were not available. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar. 1 The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96. Public registration was effective on 5/28/97 with no changes in investment operations. 2On August 12, 2004 shareholders approved changes to the bond funds. The Long Term Bond Fund became the Short Term Bond Fund and the Intermediate Bond Fund became the General Bond Fund. FOR PROSPECTUS, CALL 1-800-332-7738 P.I.N. 3370 OR VISIT www.staarfunds.com

STAAR Investment Trust Annual Report 12/31/05 (Published 2/28/06)         Page 4

STAAR Investment Trust Portfolio Holdings as of 12/31/05

ALTCAT FUND Portfolio Valuation 12/31/2005

                                                                                                              UNREALIZED
    POSITION                                         SHARES   UNIT COST  PRICE     COST     VALUE   PERCENT  GAIN/(LOSS)
---------------------------------------------------- -------  ---------  ------ --------- --------- -------  -----------
CASH & EQUIVALENTS
       Northside Bank 12b-1 Cash
       Trust Company STAAR Accsessor US Gov't          1,983       1.00    1.00     1,983     1,983   0.1%             0
       ProFunds Money Market                          22,401       1.00    1.00    22,401    22,401   0.7%             0
       Savings Fidelity Escrow Account                24,648       1.00    1.00    24,648    24,648   0.7%             0
                                                         800       1.00    1.00       800       800   0.0%             0
                                                     -------  ---------  ------ --------- ---------  ----    -----------
                               SUBTOTAL                                            49,832    49,832   1.5%             0

US MID-CAP LARGER CO. STOCK MUTUAL FUNDS
       iShares Russell Midcap Growth Index
       iShares Russell Midcap Value Index Fund         2,250      80.98   93.96   182,215   211,410   6.2%        29,195
       iShares S&P 500/Barra Value Index Fund            700     114.51  124.42    80,157    87,094   2.5%         6,938
       ProFunds Ultra Mid-Cap Srv                      1,000      56.10   65.05    56,098    65,050   1.9%         8,952
       Muhlenkamp Fund                                 1,089      36.96   41.25    40,252    44,923   1.3%         4,671
                                                       3,561      48.04   84.44   171,063   300,695   8.8%       129,632
                                                     -------  ---------  ------ --------- ---------  ----    -----------
                               SUBTOTAL                                           529,785   709,172  20.6%       179,388

US SMALLER CO. STOCK MUTUAL FUNDS
       iShares S&P SC 600/Barra Value Index Fund       2,400      56.39   63.88   135,338   153,312   4.5%        17,974
                                                     -------  ---------  ------ --------- ---------  ----    -----------
                               SUBTOTAL                                           135,338   153,312   4.5%        17,974

GLOBAL SMALLER CO. STOCK MUTUAL FUNDS
       Franklin Mutual Series Discovery Fund A        13,566      20.64   26.04   279,996   353,255  10.3%        73,259
       AF SmallCap World Fund                          8,073      26.61   35.27   214,827   284,741   8.3%        69,914
                                                     -------  ---------  ------ --------- ---------  ----    -----------
                               SUBTOTAL                                           494,823   637,996  18.6%       143,173

ALTERNATIVE CATEGORIES
       Franklin Natural Resources Fund A              10,243      17.32   31.21   177,368   319,688   9.3%       142,320
       iShares DJ US Basic Materials Sector Index        500      49.29   51.54    24,646    25,770   0.8%         1,124
       iShares DJ US Consumer Services Sector            400      50.12   59.61    20,047    23,844   0.7%         3,797
       iShares DJ US Healthcare Sector Index           1,000      56.42   63.04    56,417    63,040   1.8%         6,623
       iShares DJ US Telecommunciations Sector Index   1,000      23.22   22.86    23,219    22,860   0.7%          (359)
       iShares GS Semiconductor Index                    400      59.78   60.97    23,911    24,388   0.7%           477
       iShares MSCI Australia Index                    1,500      16.48   18.81    24,716    28,215   0.8%         3,499
       iShares MSCI Japan Index                        7,400      12.24   13.52    90,563   100,048   2.9%         9,485
       iShares MSCI Malaysia Index Fund                5,000       7.23    6.82    36,129    34,100   1.0%        (2,029)
       iShares MSCI Mexico Index                         500      14.11   35.71     7,053    17,855   0.5%        10,803
       iShares MSCI Singapore Index Fund               3,500       6.92    7.90    24,227    27,650   0.8%         3,423
       iShares S&P Latin America 40 Index                400      60.01  122.85    24,003    49,140   1.4%        25,137
       Internet Infrastructure HOLDRS Tr               7,500       3.88    3.86    29,123    28,950   0.8%          (173)
       Ivy Pacific Opportunities Fund A               13,040       8.07   12.94   105,193   168,734   4.9%        63,541
       John Hancock Tech Leaders A                    12,540       8.79    9.62   110,199   120,633   3.5%        10,434
       Live Oak Health Sciences                       13,621      11.01   11.99   150,000   163,315   4.8%        13,315
       Matthews Asian Growth and Income                3,787      15.34   17.14    58,103    64,911   1.9%         6,808
       Neuberger & Berman Focus Adv                    8,852      16.67   16.64   147,569   147,301   4.3%          (268)
       ProFunds Biotech Srv                              873      51.12   55.84    44,626    48,751   1.4%         4,125
       ProFunds Ultra Small-Cap Srv                    2,750      24.73   24.05    68,000    66,130   1.9%        (1,870)
       Vanguard Energy                                 3,608      28.63   56.05   103,320   202,243   5.9%        98,923
       Vanguard Health Care                              984     110.75  139.45   109,015   137,265   4.0%        28,250
                                                     -------  ---------  ------ --------- ---------  ----    -----------
                               SUBTOTAL                                         1,457,447 1,884,831  54.9%       427,384

                                                                                ========= =========  ====    ===========
         TOTALS                                                                 2,667,226 3,435,143   100%       767,919
                                                                                --------- ---------  ----    -----------

----------
* Does not include accrued income or expenses.

BREAKDOWN BY GENERAL ASSET TYPE
[CHART APPEARS HERE]

Cash & Equivalents                                                             6%
Bonds                                                                          0%
Energy & Nat. Res                                                             15%
Global Flexibly Mgd                                                            9%
Global Smaller Cos                                                             7%
Health Care                                                                   10%
International                                                                 14%
Prec. Metal/Mining                                                             0%
Real Estate & Related                                                          0%
Technology                                                                     7%
U.S. Fexibly Mgd                                                               8%
US Large Cap                                                                   8%
US Mid Cap                                                                     9%
US Small Cap                                                                   5%
Other                                                                          2%

BREAKDOWN BY MANAGEMENT STYLE
(Does not include cash positions of mutual funds owned by the Fund.)

[CHART APPEARS HERE]

Cash & Equivalents                                                             1%
Large Cap Blend                                                               41%
Large Cap Growth                                                              13%
Large Cap Value                                                               16%
Mid Cap Blend                                                                  1%
Mid Cap Growth                                                                19%
Mid Cap Value                                                                  3%
Small Cap Value                                                                4%
Small Cap Blend                                                                2%

STAAR Investment Trust Annual Report 12/31/05 (Published 2/28/06)         Page 5

GENERAL BOND FUND Portfolio Valuation* Date 12/31/2005

                                                 SHARES OR
                                                 PRINCIPAL                                                   UNREALIZED
        POSITION                                   AMOUNT   UNIT COST  PRICE     COST       VALUE   PERCENT  GAIN/(LOSS)
-----------------------------------------------  ---------  --------- -------  ---------  --------- -------  -----------
CASH & EQUIVALENTS
      Northside Bank 12b-1 Cash                      7,464       1.00    1.00      7,464      7,464     0.4%           0
      Trust Company STAAR Accessor US Gov't         12,646       1.00    1.00     12,646     12,646     0.7%           0
      ProFunds Money Market Srv                     28,622       1.00    1.00     28,622     28,622     1.6%           0
      Savings Fidelity Escrow Account                  500       1.00    1.00        500        500     0.0%           0
                                                 ---------  --------- -------  ---------  --------- -------  -----------
                                Subtotal                                          49,232     49,232     2.8%           0
GOVERNMENT AGENCY OBLIGATIONS
       Fed Nat'l Mtg Assoc 3.66 4/30/08 c'06       200,000     100.21   97.61    200,430    195,220    11.0%      (5,210)
       Fed Nat'l Mtg Assoc 5.125 4/22/13 c'06       50,000     101.53   98.60     50,766     49,300     2.8%      (1,466)
       Fed Nat'l Mtg Assoc 2.625 10/01/07 c'06     175,000      99.71   96.47    174,501    168,823     9.6%      (5,678)
       Fedl Farm Cr Bank 5.35 due 12/11/08         100,000      99.34  101.73     99,340    101,730     5.8%       2,390
       Fedl Home Ln Bank Bond 5.355 1/05/09         50,000      98.11  101.89     49,053     50,945     2.9%       1,892
       Fedl Home Ln Bank Bond 5.785 4/14/08         50,000     101.08  102.25     50,539     51,125     2.9%         586
       Fedl Home Ln Bank Bond 3.17 9/11/07 c'06    125,000     100.05   97.47    125,061    121,838     6.9%      (3,224)
       Fedl Home Ln Bank Bond 3.82 6/01/07 c'06    100,000     100.53   98.70    100,531     98,700     5.6%      (1,831)
       Fedl Home Ln Bank Bond 4.5 8/17/09 c'06     100,000     100.02   99.00    100,020     99,000     5.6%      (1,020)
       Fedl Home Ln Mtg Corp Deb 5.125 10/15/08    130,000      99.21  101.03    128,976    131,339     7.4%       2,363
       Fedl Home Ln Mtg Corp Deb 5.25 1/15/06       80,000     100.14  100.01     80,108     80,008     4.5%        (100)
                                                 ---------  --------- -------  ---------  --------- -------  -----------
                                Subtotal                                       1,159,324  1,148,028    65.0%     (11,297)
CORPORATE OBLIGATIONS
       AOL Time Warner 6.125 4/15/06                50,000     100.46  100.30     50,230     50,150     2.8%         (80)
       Capital One Bank 6.875 2/1/06               100,000     100.08  100.16    100,082    100,160     5.7%          78
       CIT Group 6.5 2/7/06                        100,000     100.29  100.16    100,295    100,160     5.7%        (135)
       CP&L Energy 5.95 3/01/09                     50,000      98.81  102.56     49,403     51,280     2.9%       1,877
       Ford Motor Cr 7.75 due 2/15/07              100,000     100.81   96.54    100,809     96,540     5.5%      (4,269)
       GMAC 4.375 12/10/07                          80,000      94.94   88.86     75,951     71,088     4.0%      (4,863)
       Haliburton 6.0 8/1/06                       100,000     100.41  100.49    100,408    100,490     5.7%          82
                                                 ---------  --------- -------  ---------  --------- -------  -----------
                                Subtotal                                         577,179    569,868    32.2%      (7,311)
                                                                               =========  ========= =======  ===========

                                         TOTALS                                1,785,735  1,767,128   100.0%     (18,608)
                                                                               ---------  --------- -------  -----------

----------
* Does not include accrued income or expenses.

BREAKDOWN BY GENERAL ASSET TYPE

[CHART APPEARS HERE]

Cash & Equivalents                                                       3%
Corporate                                                               32%
US Treasury & Gov Agency                                                65%

BREAKDOWN BY GENERAL RATING
(S&P and/or Moody's)

[CHART APPEARS HERE]

AAA Rated                                                               67%
A Rated                                                                  9%
BBB Rated                                                               24%

STAAR Investment Trust Annual Report 12/31/05 (Published 2/28/06)         Page 6

International Fund
Portfolio Valuation Date 12/31/05

                                                                                                                 Unrealized
                    Position                           Shares Unit Cost    Price     Cost      Value    Percent  Gain/(Loss)
-----------------------------------------------------  ------ ----------  ------ ----------  ---------- -------  -----------
CASH & EQUIVALENTS
       Northside Bank 12b-1 Cash                        2,809     1.00      1.00      2,809    2,809.34     0.1%           0
       Trust Company STAAR Accessor US Gov't           18,822     1.00      1.00     18,822   18,821.94     0.4%           0
       Savings Fidelity Escrow Account                  1,100     1.00      1.00      1,100    1,100.00     0.0%           0
                                                       ------    -----    ------ ----------  ---------- -------  -----------
                            SUBTOTAL                                                 22,731      22,731     0.5%           0
INTERNATIONAL STOCK MUTUAL FUNDS
       AF Europacific Fund                             16,411    32.91     41.10    540,057     674,504    14.2%     134,447
       CS International Focus Fund                     17,816    12.60     14.05    224,396     250,315     5.3%      25,918
       Harbor International                            10,026    29.75     49.32    298,244     494,460    10.4%     196,217
       iShares MSCI Australia Index Fd                  5,000    17.61     18.81     88,056      94,050     2.0%       5,994
       iShares MSCI Japan Index Fd                     15,000    11.93     13.52    178,925     202,800     4.3%      23,875
       iShares MSCI Malaysia Index Fd                   6,000     7.26      6.82     43,541      40,920     0.9%      (2,621)
       iShares MSCI South Korea Index Fd                1,000    30.32     44.75     30,319      44,750     0.9%      14,431
       iShares MSCI Spain Index Fd                      1,000    25.40     36.17     25,400      36,170     0.8%      10,771
       iShares MSCI Taiwan Index Fd                     4,000    11.72     12.48     46,863      49,920     1.1%       3,057
       iShares MSCI Emerging Markets Index Fd             500    81.51     88.25     40,757      44,125     0.9%       3,368
       Marsico Int'l Opportunities                     36,237     9.81     14.21    355,494     514,930    10.8%     159,436
       Putnam International Capital Opportunities A    23,722    17.11     28.71    405,973     681,050    14.4%     275,077
       Templeton Foreign Fund A                        38,186     9.51     12.68    363,037     484,192    10.2%     121,155
                                                       ------    -----    ------ ----------  ---------- -------  -----------
                            SUBTOTAL                                              2,641,062   3,612,186    76.1%     971,125
DEVELOPING MARKETS MUTUAL FUNDS
       Dreyfus Premier Emerging A                      18,854    13.94     21.62    262,846     407,619     8.6%     144,773
       Templeton Developing Markets Trust A            30,035    12.81     23.42    384,858     703,425    14.8%     318,566
                                                       ------    -----    ------ ----------  ---------- -------  -----------
                            SUBTOTAL                                                647,704   1,111,044    23.4%     463,339

                                                                                 ==========  ========== =======  ===========

         TOTALS                                                                   3,311,498   4,745,961   100.0%   1,434,464
                                                                                 ----------  ---------- -------  -----------

----------
* Does not include accrued income or expenses.

BREAKDOWN BY GENERAL ASSET TYPE
(Includes estimated cash positions of mutual funds owned by the Fund)

[CHART APPEARS HERE]

Bonds                                                                           0%
Cash & Equivalents                                                              3%
Domestic Stock                                                                  1%
Foreign Emerging Mkts                                                          21%
Foreign Stock                                                                  73%
Other                                                                           2%

BREAKDOWN BY MANAGEMENT STYLE
(Does not include cash positions of mutual funds owned by the Fund.)

[CHART APPEARS HERE]

Cash & Equivalents                                                              0%
Large Cap Blend                                                                52%
Large Cap Growth                                                               13%
Large Cap Value                                                                21%
Mid Cap Growth                                                                  0%
Mid Cap Value                                                                  14%

STAAR Investment Trust Annual Report 12/31/05 (Published 2/28/06)         Page 7

Larger Company Stock Fund
Portfolio Valuation* Date 12/31/05

                                                                                                              UNREALIZED
              POSITION                              SHARES  UNIT COST   PRICE    COST      VALUE    PERCENT  GAIN/(LOSS)
-------------------------------------------------   ------  ---------  ------  ---------  --------- -------  -----------
CASH & EQUIVALENTS
       Northside Bank 12b-1 Cash                     2,826     1.00      1.00      2,826      2,826     0.1%           0
       Trust Co. STAAR Accessor US Gov't            42,951     1.00      1.00     42,951     42,951     0.9%           0
       ProFunds Money Market Srv                    48,260     1.00      1.00     48,260     48,260     1.0%           0
       Savings Fidelity Escrow Account               1,100     1.00      1.00      1,100      1,100     0.0%           0
                                                    ------   ------    ------  ---------  --------- -------  -----------
                               SUBTOTAL                                           95,136     95,136     2.0%           0
U.S. LARGER CO. STOCK FUNDS
       Dodge & Cox Stock Fund                        2,243   109.00    137.22    244,477    307,784     6.4%      63,308
       Dreyfus Premier Intrinsic Value T            12,515    18.19     21.08    227,684    263,810     5.5%      36,125
       Franklin Rising Dividends A                  15,804    24.84     32.38    392,511    511,731    10.7%     119,220
       Fundamental Investors Fund A                 14,271    29.50     35.40    421,013    505,191    10.6%      84,178
       iShares S&P 500/Barra Value Index Fund        1,000    63.05     65.05     63,048     65,050     1.4%       2,003
       iShares S&P 100 Index Fund                      600    57.02     56.99     34,211     34,193     0.7%         (18)
       Mairs & Power Growth Fund                     6,908    22.81     71.69    157,563    495,263    10.4%    337,700
       ProFunds Biotech UltraSector Srv                438    57.11     55.84     25,000     24,444     0.5%        (556)
       ProFunds Mobile Communications Ultra Srv      1,270    20.01     18.39     25,409     23,356     0.5%      (2,052)
       ProFunds UltraBull Srv                        1,841    54.33     53.49    100,000     98,454     2.1%      (1,546)
       Putnam Fund For Growth & Income              25,356    18.37     19.73    465,745    500,281    10.5%      34,536
       Torray Fund                                  10,822    37.49     39.02    405,710    422,284     8.8%      16,575
       Washington Mutual Investors Fund A           10,407    28.04     30.84    291,850    320,954     6.7%      29,105
                                                    ------   ------    ------  ---------  --------- -------  -----------
                               SUBTOTAL                                        2,854,219  3,572,796    74.7%     718,577
U.S. MID-CAP LARGER CO. STOCK FUNDS
       Calamos Growth A                              7,650    38.21     55.06    292,286    421,228     8.8%     128,942
       iShares Russell Midcap Growth Index Fd          900    83.65     93.96     75,284     84,564     1.8%       9,280
       iShares Russell Midcap Value Index Fd         1,300    97.43    124.42    126,664    161,746     3.4%      35,082
       Navellier MidCap Growth                      12,641    20.66     29.25    261,139    369,746     7.7%     108,606
       ProFunds Ultra Mid-Cap Srv                    1,864    39.66     41.25     73,933     76,901     1.6%       2,968
                                                    ------   ------    ------  ---------  --------- -------  -----------
                               SUBTOTAL                                          829,306  1,114,185    23.3%     284,879

                                                                               =========  ========= =======  ===========
         TOTALS                                                                3,778,662  4,782,117     100%   1,003,457
                                                                               ---------  --------- -------  -----------

----------
* Does not include accrued income or expenses.

BREAKDOWN BY GENERAL ASSET TYPE
(Includes estimated cash positions of mutual funds owned by the Fund)

[CHART APPEARS HERE]

Cash & Equivalents                                                              4%
Domestic Stock                                                                 89%
Foreign Stock                                                                   5%
Other                                                                           2%

BREAKDOWN BY MANAGEMENT STYLE
(Does not include estimated cash positions of mutual funds owned by the Fund)

[CHART APPEARS HERE]

Cash & Equivalents                                                              2%
Large Cap Blend                                                                24%
Large Cap Growth                                                               18%
Large Cap Value                                                                41%
Larger Mid-Cap Blend                                                            2%
Larger Mid-Cap Growth                                                          10%
Larger Mid-Cap Value                                                            3%

STAAR Investment Trust Annual Report 12/31/05 (Published 2/28/06)         Page 8

Short Term Bond Fund
Portfolio Valuation Date 12/31/05

                                                         Shares or
                                                         Principal                                                 Unrealized
                        Position                           Amount    Unit Cost   Price    Cost    Value   Percent  Gain/(Loss)
-------------------------------------------------------  ---------   ---------  ------- -------  -------  -------  -----------
CASH & EQUIVALENTS
       Northside Bank 12b-1 Cash                           146,502        1.00     1.00 146,502  146,502     15.0%           0
       Trust Company STAAR Accessor US Gov't                 2,625        1.00     1.00   2,625    2,625      0.3%           0
       Savings Fidelity Escrow Account                         300        1.00     1.00     300      300      0.0%           0
                                                         ---------   ---------  ------- -------  -------  -------  -----------
                                      Subtotal                                          149,427  149,427     15.3%           0
US TREASURY AND GOVERNMENT AGENCY OBLIGATIONS
       Fed'l Farm Cr Bk 3.59 5/11/07 c'06                   35,000       99.74    98.48  34,909   34,468      3.5%        (441)
       Fed'l Home Ln Bank 2.45 12/19/06 c'06                25,000       99.88    97.81  24,970   24,453      2.5%        (518)
       Fed'l Home Ln Bank 3.82 06/01/07 c'06               100,000      100.54    98.70 100,535   98,700     10.1%      (1,835)
       Fed'l Home Ln Bank 3.375 10/30/07 c'06               35,000       98.51    97.63  34,479   34,171      3.5%        (309)
       Fed'l Home Ln Bank 4.3 5/09/08                      100,000      100.02    98.71 100,024   98,710     10.1%      (1,314)
       Fed'l Home Ln Bank 4.0 9/03/08 c'06                  50,000       99.78    98.05  49,889   49,025      5.0%        (864)
       Fed'l Home Ln Bank 4.05 12/16/08 c'06                50,000       99.62    97.95  49,810   48,975      5.0%        (835)
       Fed'l Home Ln Bank 3.39 6/08/07 NC                   50,000       99.37    98.13  49,685   49,065      5.0%        (620)
       Fed'l Home Mtg Corp 3.65 5/16/08 c '06              130,000       99.02    97.54 128,724  126,802     13.0%      (1,922)
                                                         ---------   ---------  ------- -------  -------  -------  -----------
                                      Subtotal                                          573,026  564,369    57.69%      (8,658)
CORPORATE OBLIGATIONS
       Gen Motors Corp Nts 7.1 03/15/06                     20,000      100.44    99.25  20,089   19,850      2.0%        (239)
       GMAC Sm Nt 2.65 3/15/06                              50,000      100.00    98.18  50,002   49,090      5.0%        (912)
       GMAC Sm Nt 3.30 09/15/06                             50,000      100.03    93.85  50,013   46,925      4.8%      (3,088)
       Hertz Corp 6.625 5/15/08 NC                          50,000      100.23   102.12  50,116   51,060      5.2%         944
       John Hancock Life 3.0 9/15/07                        50,000      100.04    96.70  50,022   48,350      4.9%      (1,672)
       SAFECO Corp 4.2 2/1/08 NC                            50,000      100.37    98.37  50,183   49,185      5.0%        (998)
                                                         ---------   ---------  ------- -------  -------  -------  -----------
                                      Subtotal                                          270,426  264,460     27.0%      (5,966)

                                                                                        =======  =======  =======  ===========
          TOTALS                                                                        992,879  978,256    100.0%     (14,624)
                                                                                        -------  -------  -------  -----------

----------
* Does not include accrued income or expenses.

BREAKDOWN BY GENERAL ASSET TYPE

[CHART APPEARS HERE]

Cash & Equivalents                                                              15%
Corporate                                                                       27%
US Treasury & Gov Agency 60%                                                    58%

BREAKDOWN BY GENERAL RATING (S&P and/or Moody's)

AAA Rated                                                                      68%
AA Rated                                                                        6%
A Rated                                                                         6%
BBB Rated                                                                      20%

STAAR Investment Trust Annual Report 12/31/05 (Published 2/28/06)        Page 9

Smaller Company Stock Fund
Portfolio Valuation Date 12/31/05

                                                                                                                 UNREALIZED
                        POSITION                   SHARES  UNIT COST     PRICE    COST       VALUE    PERCENT   GAIN/(LOSS)
------------------------------------------------  -------  ---------     -----  ---------  ---------  -------   -----------
CASH & EQUIVALENTS
      Northside Bank 12b-1 Cash                     3,486       1.00      1.00      3,486      3,486      0.1%            0
      Trust Co. STAAR Accessor US Gov't            10,649       1.00      1.00     10,649     10,649      0.2%            0
      ProFunds Money Market                           166       1.00      1.00        166        166      0.0%            0
      Savings Fidelity Escrow Account               1,200       1.00      1.00      1,200      1,200      0.0%            0
                                                  -------  ---------     -----  ---------  ---------  -------   -----------
                                     SUBTOTAL                                      15,501     15,501      0.3%            0

U.S. SMALLER MID-CAP STOCK MUTUAL FUNDS
      Columbia Acorn Z Fund                        24,686      18.94     28.17    467,643    695,404     13.8%      227,761
      Hennessy Cornerstone Growth                  10,138      16.15     19.36    163,721    196,278      3.9%       32,557
                                                  -------  ---------     -----  ---------  ---------  -------   -----------
                                     SUBTOTAL                                     631,364    891,682     17.8%      260,318

U.S. SMALLER CO. STOCK MUTUAL FUNDS
       FBR Small Cap Value A                        5,632      39.92     42.06    224,862    236,890      4.7%       12,028
       Franklin SmallCap Value A                   18,181      28.74     40.24    522,438    731,590     14.6%      209,151
       iShares S&P SC 600/Barra Value Index Fd      1,200      52.04     63.88     62,444     76,656      1.5%       14,212
       Munder Small Cap Value A                    11,924      25.27     27.34    301,347    326,015      6.5%       24,668
       ProFunds Ultra Small-Cap Srv                 6,635      24.12     24.05    160,000    159,567      3.2%         (433)
       Royce Opportunity Fund                      49,445       8.40     12.29    415,196    607,680     12.1%      192,484
       Value Line Emerging Opps                     5,759      20.45     28.05    117,790    161,526      3.2%       43,736
       Wasatch Small Cap Value                    151,691       4.70      5.01    712,245    759,973     15.1%       47,728
                                                  -------  ---------     -----  ---------  ---------  -------   -----------
                                     SUBTOTAL                                   2,516,321  3,059,897     60.9%      543,575

U.S. MICROCAP STOCK MUTUAL FUNDS
       Bjurman & Barry Micro Cap Growth            10,889      25.85     30.69    281,448    334,175      6.7%       52,727
       Franklin MicroCap Value                     19,484      22.43     36.99    436,929    720,710     14.4%      283,781
                                                  -------  ---------     -----  ---------  ---------  -------   -----------
                                     SUBTOTAL                                     718,377  1,054,885     21.0%      336,507

                                                                                =========  =========  =======   ===========
         TOTALS                                                                 3,881,563  5,021,965      100%    1,140,401
                                                                                ---------  ---------  -------   -----------

----------
* Does not include accrued income or expenses.

BREAKDOWN BY GENERAL ASSET TYPE
(Includes estimated cash positions of mutual funds owned by the Fund)

[CHART APPEARS HERE]

Cash & Equivalents                                                              8%
Domestic Stock                                                                 85%
Foreign Stock                                                                   5%
Other                                                                           2%

BREAKDOWN BY MANAGEMENT STYLE
(Does not include estimated cash positions of mutual funds owned by the Fund)

[CHART APPEARS HERE]

Cash & Equivalents                                                              0%
Small Cap Blend                                                                25%
Small Cap Growth                                                                7%
Small Cap Value                                                                42%
Smaller Mid-Cap Growth                                                         22%
Smaller Mid-Cap Blend                                                           4%

STAAR Investment Trust Annual Report 12/31/05 (Published 2/28/06)        Page 10

STAAR INVESTMENT TRUST FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2005

                                                     GBF         STBF          LCSF        SCSF         INTF          ACF
Assets
Investments in Securities at Value Identified      1,767,128     978,256    4,782,117    5,021,965    4,745,961    3,435,143
Accounts Receivable - Other                                0           0        5,430        5,429        5,431       10,840
Interest Receivable                                   24,767       5,577          152           23          147          117
Total Assets                                       1,791,895     983,833    4,787,699    5,027,417    4,751,539    3,446,100

Liabilities
Accounts Payable for Securities                            0           0            0            0            0            0
Accounts Payable - Other                                 266         167        1,083        1,120        1,202          930
Total Liabilities                                        266         167        1,083        1,120        1,202          930

Net Assets                                         1,791,629     983,664    4,786,617    5,026,297    4,750,337    3,445,170

Shares of Beneficial Interest Outstanding        178,164.615 106,841.164  364,351.604  338,441.551  350,923.440  241,226.218
Net Asset Value Per Share                            10.0560      9.2068      13.1372      14.8513      13.5367      14.2819

STATEMENT OF OPERATIONS
FOR THE TWELVE MONTH PERIOD ENDED 12/31/05

                                                          GBF         STBF         LCSF        SCSF         INTF          ACF
Income

Mutual Fund Dividends (Incl. Money Market Fds.)           1,223       3,126       48,200       23,467       69,374       33,222

Interest                                                 97,193      33,843            0            0            0            0
                                                       --------     -------      -------    ---------      -------      -------

TOTAL INCOME                                             98,416      36,969       48,200       23,467       69,374       33,222
                                                       ========     =======      =======    =========      =======      =======
Expenses

12B-1 Distribution Expense                                  430         683        4,321        4,336        5,250        4,644
MF Services Expense                                           0           0            0            0            0            0
Advisory Fee                                              6,152         388       42,080       45,333       37,701       27,730
Custodian Fee                                             1,536         668        3,395        3,689        2,988        2,194
Printing Expense                                            236         103          522          568          460          338
Directors Fee                                             1,007         438        2,226        2,418        1,958        1,438
Registration Fee                                            667         290        1,475        1,602        1,297          953
Tax Expense                                                 153          66          337          367          297          218
Bookkeeping Fee                                           3,131       1,541        7,018        7,561        6,288        4,625
Auditing Fee                                              4,768       2,075       10,540       11,452        9,274        6,812
Legal Fee                                                   932         405        2,060        2,238        1,812        1,331
Miscellaneous Expense                                        18           8           41           44           36           26
Insurance Expense                                         1,404         611        3,104        3,373        2,731        2,006
Advertising Expense                                         474         118          985        1,087          798          587
Compliance Expense                                        2,706       1,272        6,033        6,520        5,368        3,946
IT Expense                                                  218          95          482          523          424          311
Transfer Agency Expense                                   3,131       1,541        7,018        7,561        6,288        4,625
Pricing Expense                                             327         142          724          786          637          468
Other                                                         0           0            0            0            0            0
                                                       --------     -------      -------    ---------      -------      -------
TOTAL EXPENSES                                           27,290      10,446       92,361       99,458       83,607       62,252
                                                       ========     =======      =======    =========      =======      =======

NET INVESTMENT INCOME                                    71,126      26,525      (44,161)     (75,991)     (14,233)     (29,030)
                                                       ========     =======      =======    =========      =======      =======

Realized & Unrealized Appreciation on Investments

Realized Long & Short Term Capital Gains/(Losses)        (1,524)     (9,227)     147,046      454,661      171,396      153,606
Unrealized Appreciation(Depreciation) during Period     (69,054)     (9,332)      52,540     (153,982)     535,526      233,953

NET REALIZED & UNREALIZED APPRECIATION(DEPRECIATION)    (70,578)    (18,559)     199,586      300,679      706,922      387,559
                                                       --------     -------      -------    ---------      -------      -------

NET INCREASE/DECREASE IN NET ASSETS FROM OPERATION          548       7,966      155,425      224,688      692,689      358,529
                                                       ========     =======      =======    =========      =======      =======

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Annual Report 12/31/05 (Published 2/28/06)        Page 11

STAAR INVESTMENT TRUST FINANCIAL STATEMENTS
STATEMENT OF CHANGE IN NET ASSETS
Year Ended December 31, 2005 and Year Ended December 31, 2005

                           GBF                   STBF                     LCSF                    SCSF
                 12/31/2005 12/31/2004  12/31/2005  12/31/2004   12/31/2005  12/31/2004  12/31/2005  12/31/2004
  INCREASE/
 (DECREASE)
  IN NET ASSETS
  FROM
  OPERATIONS

Investment
Income
- Net               71,126     76,401     26,525       10,905     (44,161)     (41,735)    (75,991)    (86,470)
Net Realized
Gains (Losses)
in Investments      (1,524)    (3,821)    (9,227)       7,760     147,046      161,411     454,661     455,450
Unrealized
Appreciation
(Depreciation)
of Investments     (69,054)   (59,257)    (9,332)     (19,762)     52,540      347,535    (153,982)    239,702
Net Increase in
Net Assets
Resulting from
Operations             548     13,323      7,966       (1,097)    155,425      467,211     224,688     692,689

  DISTRIBUTIONS
  TO
  SHAREHOLDERS
  FROM:
Investment
Income and
Short Term
Gains              (78,454)   (87,033)   (23,436)     (12,845)          0            0           0           0
Realized Long-
Term Gains               0          0          0       (7,761)          0            0    (428,824)   (319,221)
  TOTAL
  DISTRIBUTIONS    (78,454)   (87,033)   (23,436)     (20,606)          0            0    (428,824)   (319,221)

Capital Share
Transactions
Purchases          138,783    487,993    770,878      238,293     480,114      675,936     214,407     587,397
Redemptions       (711,524)(1,059,831)  (397,268)     (49,360)   (863,645)    (214,722)   (962,266)   (236,012)
Reinvestment of
Dividends           77,926     86,568     23,195       20,231           0            0     427,142     318,085

  NET INCREASE
  (DECREASE) IN
  NET ASSETS
  RESULTING
  FROM CAPITAL
  SHARE
  TRANSACTIONS    (494,815)  (485,270)   396,805      209,164    (383,531)     461,214    (320,717)    669,470

   TOTAL
   INCREASE
   (DECREASE)
   IN NET
   ASSETS         (572,721)  (558,980)   381,335      187,461    (228,106)     928,425    (524,853)    958,931

Net Assets,
Beginning of
Period           2,364,350  2,923,330    602,331      414,870   5,014,669    4,086,244   5,551,150   4,592,219
Net Assets, End
of Period        1,791,629  2,364,350    983,666      602,331   4,786,563    5,014,669   5,026,297   5,551,150

                            INTF                  ACF
                  12/31/2005  12/31/2004  12/31/2005  12/31/2004
  INCREASE/
 (DECREASE)
  IN NET ASSETS
  FROM
  OPERATIONS

Investment
Income
- Net               (14,233)   (21,838)    (29,030)   (31,075)
Net Realized
Gains (Losses)
in Investments      171,396     78,870     153,606     71,297
Unrealized
Appreciation
(Depreciation)
of Investments      535,526    566,429     233,953    277,425
Net Increase in
Net Assets
Resulting from
Operations          692,689    623,461     358,529    317,647

  DISTRIBUTIONS
  TO
  SHAREHOLDERS
  FROM:
Investment
Income and
Short Term
Gains                     0          0           0          0
Realized Long-
Term Gains                0          0    (125,272)         0
  TOTAL
  DISTRIBUTIONS           0          0    (125,272)         0

Capital Share
Transactions
Purchases           580,282    546,232     593,730    493,321
Redemptions        (555,714)  (169,012)   (462,028)  (121,270)
Reinvestment of
Dividends                 0          0     124,681          0

  NET INCREASE
  (DECREASE) IN
  NET ASSETS
  RESULTING
  FROM CAPITAL
  SHARE
  TRANSACTIONS       24,568    377,220     256,383    372,051

   TOTAL
   INCREASE
   (DECREASE)
   IN NET
   ASSETS           717,257  1,000,681     489,640    689,698

Net Assets,
Beginning of
Period            4,033,080  3,032,399   2,955,530  2,265,832
Net Assets, End
of Period         4,750,337  4,033,080   3,445,170  2,955,530

STATEMENT OF CASH FLOWS, YEAR ENDED DECEMBER 31, 2005

                                                                                        GBF           STBF           LCSF
                        CASH PROVIDED (USED) BY OPERATING ACTIVITIES

Net Increase in Net Assets from Operations                                                 548          7,966        155,425

Adjustments Required to reconcile to Net Assets Provided
by Operating Activities:
Investments Purchased                                                                 (372,766)      (747,240)      (658,084)
Sales or Redemptions                                                                   849,992        490,815      1,097,526
Net Realized (Gains)Losses on Investments                                                1,524          9,227       (147,046)
Unrealized (Appreciation)Depreciation of Investments                                    69,054          9,332        (52,540)
Reinvestment of Ordinary Dividend Distributions                                              0              0        (37,918)
Net Amortization of Bond Premiums(Discounts)                                             4,332            460              0
(Increase)Decrease in Interest Receivable                                                8,132        (2,295)             (6)
(Increase)Decrease in  Receivables                                                           0              0         (5,430)
Increase(Decrease) in Accounts Payable                                                    (804)           (23)            (4)
                                                                                      --------      ---------       --------
                       NET CASH PROVIDED(USED) BY FINANCING ACTIVITIES                 560,012       (231,758)       351,923
                                                                                      --------      ---------       --------

            CASH PROVIDED(USED) BY FINANCING ACTIVITIES
Shareholder Contributions                                                              138,783        770,878        480,114
Shareholder Redemptions (including amounts reinvested
in other Trust Portfolios)                                                            (711,524)      (397,268)      (863,645)
Cash Distributions Paid                                                                   (528)          (241)             0
                                                                                      --------       --------       --------
                       NET CASH PROVIDED(USED) BY FINANCING ACTIVITIES                (573,269)       373,369       (383,531)
                                                                                      --------       --------       --------

                                 INCREASE(DECREASE) IN CASH DURING PERIOD              (13,257)       141,611        (31,608)

Cash Balance - Beginning of Period                                                      62,489          7,819        126,743
                                                                                      --------        -------       --------
Cash Balance - End of Period                                                            49,232        149,430         95,135
                                                                                      ========        =======       ========

                      SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash Financing Activities not included herin consist of:

Reinvestment of Dividends and Distributions                                             77,926         23,195              0

                                                                                         SCSF             INTF           ACF
                        CASH PROVIDED (USED) BY OPERATING ACTIVITIES

Net Increase in Net Assets from Operations                                                 224,688        692,689        358,529

Adjustments Required to reconcile to Net Assets Provided
by Operating Activities:
Investments Purchased                                                                   (1,169,334)      (807,132)    (1,211,125)
Sales or Redemptions                                                                     1,850,278        683,406      1,099,327
Net Realized (Gains)Losses on Investments                                                 (454,661)      (171,396)      (153,606)
Unrealized (Appreciation)Depreciation of Investments                                       153,982       (535,526)      (233,953)
Reinvestment of Ordinary Dividend Distributions                                            (19,697)       (58,251)       (18,391)
Net Amortization of Bond Premiums(Discounts)                                                     0              0              0
(Increase)Decrease in Interest Receivable                                                       58            (54)            29
(Increase)Decrease in  Receivables                                                          (5,429)        (5,431)       (10,840)
Increase(Decrease) in Accounts Payable                                                         (80)           331            291
                                                                                       -----------    -----------      ---------
                       NET CASH PROVIDED(USED) BY FINANCING ACTIVITIES                     579,805       (201,364)      (169,739)
                                                                                       -----------    -----------      ---------

            CASH PROVIDED(USED) BY FINANCING ACTIVITIES
Shareholder Contributions                                                                  214,407        580,282        593,730
Shareholder Redemptions (including amounts reinvested
in other Trust Portfolios)                                                                (962,266)      (555,714)      (462,028)
Cash Distributions Paid                                                                     (1,682)             0           (592)
                                                                                       -----------     ----------      ---------
                       NET CASH PROVIDED(USED) BY FINANCING ACTIVITIES                    (749,541)        24,568        131,110
                                                                                       -----------     ----------      ---------

                                 INCREASE(DECREASE) IN CASH DURING PERIOD                 (169,736)      (176,796)       (38,629)

Cash Balance - Beginning of Period                                                         185,237        199,526         88,461
                                                                                       -----------     ----------      ---------
Cash Balance - End of Period                                                                15,501         22,730         49,832
                                                                                       ===========     ==========      =========

                      SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash Financing Activities not included herin consist of:

Reinvestment of Dividends and Distributions                                                427,142              0        124,681

The accompanying notes are an integral part of these financial statements.

                             STAAR INVESTMENT TRUST

        Supplementary Information -- Selected per Share Data and Ratios
             Period from January 1, 2001 through December 31, 2005

                                              GBF                                          STBF
                           1/1/05 - 1/1/04 - 1/1/03 - 1/1/02 - 01/01/01 1/1/05 - 1/1/04 - 1/1/03 - 1/1/02 - 01/01/01
PER SHARE DATA             12/31/05 12/31/04 12/31/03 12/31/02 12/31/01 12/31/05 12/31/04 12/31/03 12/31/02 12/31/01
--------------             -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Net Asset Value
Beginning Of Period         10.45    10.75    10.99    10.59    10.29     9.40     9.85    11.02    10.62    10.43

Net Investment Income        0.35     0.31     0.39     0.41     0.52     0.24     0.24     0.50     0.48     0.61

Net Realized &
Unrealized Gains            (0.34)   (0.25)    0.05     0.35     0.26   ( 0.23)   (0.26)    0.15     0.40     0.17

Total Income from
Operations                   0.01     0.06     0.44     0.76     0.78     0.01    (0.02)    0.65     0.88     0.78

Total Distributions
to Shareholders             (0.40)   (0.36)   (0.68)   (0.36)   (0.48)   (0.20)   (0.43)   (1.82)   (0.48)   (0.59)

Net Asset Value End
of Period                   10.06    10.45    10.75    10.99    10.59     9.21     9.40     9.85    11.02    10.62
                            =====    =====    =====    =====    =====   ======    =====    =====    =====    =====

Total Return                 0.11%    0.50%    4.05%    7.19%    7.56%    0.07%   -0.14%    5.88%    8.27%    7.49%
                            =====    =====    =====    =====    =====   ======    =====    =====    =====    =====
                           Total returns are actual experienced by
                           shareholders and may be slightly different
                           if calculated using these numbers due to
                           rounding differences.
RATIOS
Expenses to Avg. Net
Assets*                      1.26%    1.61%    1.30%    1.51%    0.72%    0.94%    1.55%    1.34%    1.59%    0.81%

Net Investment Income
to Avg Net Assets*           3.40%    2.88%    3.56%    3.79%    4.95%    2.60%    2.49%    4.57%    4.50%    5.73%
Portfolio Turnover
Rate                        17.84%   31.80%   35.97%   21.60%   33.76%   48.02%   86.65%    8.53%   19.70%   25.23%

NET ASSETS, END OF
PERIOD
(000s omitted)              1,792    2,364    2,923    4,378    2,868      984      602      415    1,630    1,227
                            =====    =====    =====    =====    =====    =====    =====     ====    =====    =====
Such ratios are after
effect of expen-             2005     2004     2003     2002     2001     2005     2004     2003     2002     2001

ses waived (cents per
share rounded):              0.02     0.00     0.03     0.00     0.00     0.03     0.00     0.03     0.00     0.00

                                               LCSF
                            1/1/05 - 1/1/04 - 1/1/03 - 1/1/02 - 01/01/01
PER SHARE DATA              12/31/05 12/31/04 12/31/03 12/31/02 12/31/01
--------------              -------- -------- -------- -------- --------
Net Asset Value
Beginning Of Period          12.67    11.45     9.49    11.58    12.85

Net Investment Income        (0.12)   (0.11)   (0.07)   (0.09)   (0.01)

Net Realized &
Unrealized Gains              0.59     1.33     2.03    (2.00)   (1.26)

Total Income from
Operations                    0.47     1.22     1.96    (2.09)   (1.27)

Total Distributions
to Shareholders               0.00     0.00     0.00     0.00     0.00

Net Asset Value End
of Period                    13.14    12.67    11.45     9.49    11.58
                             =====    =====    =====   ======    =====

Total Return                  3.69%   10.65%   20.65%  -18.10%   -9.88%
                             =====    =====    =====   ======    =====

RATIOS
Expenses to Avg. Net
Assets*                       1.85%    1.88%    1.59%    1.89%    0.99%

Net Investment Income
to Avg Net Assets*           -0.94%   -0.92%   -0.71%   -0.88%   -0.11%
Portfolio Turnover
Rate                         14.00%   35.19%   46.31%   24.08%   16.09%

NET ASSETS, END OF
PERIOD
(000s omitted)               4,787    5,015    4,086    2,737    2,843
                             =====    =====    =====    =====    =====
Such ratios are after
effect of expen-              2005     2004     2003     2002     2001

ses waived (cents per
share rounded):               0.00     0.00     0.03     0.00     0.00

                                              SCSF                                         INTF
                           1/1/05 - 1/1/04 - 1/1/03 - 1/1/02 - 01/01/01 1/1/05 - 1/1/04 - 1/1/03 - 1/1/02 - 01/01/01
PER SHARE DATA             12/31/05 12/31/04 12/31/03 12/31/02 12/31/01 12/31/05 12/31/04 12/31/03 12/31/02 12/31/01
--------------             -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Net Asset Value
Beginning Of Period         15.43    14.53    10.29    12.47    12.54    11.59     9.74     7.40     8.64    10.48

Net Investment Income       (0.23)   (0.26)   (0.19)   (0.21)   (0.10)   (0.04)   (0.06)    0.02    (0.09)    0.03

Net Realized &
Unrealized Gains             1.04     2.10     4.43    (1.97)    0.21     1.99     1.91     2.33    (1.15)   (1.84)

Total Income from
Operations                   0.81     1.84     4.24    (2.18)    0.11     1.95     1.85     2.35    (1.24)   (1.81)

Total Distributions
to Shareholders             (1.39)   (0.94)   0.00      0.00    (0.18)    0.00     0.00    (0.01)    0.00    (0.03)

Net Asset Value End
of Period                   14.85    15.43    14.53    10.29    12.47    13.54    11.59     9.74     7.40     8.64
                            =====    =====    =====    =====    =====    =====    =====     ====     ====     ====

Total Return                 5.22%   12.69%   41.21%  -17.45%    0.85%   16.82%   18.96%   31.85%  -14.33%  -17.23%
                            =====    =====    =====    =====    =====    =====    =====     ====     ====     ====
                           Total returns are actual experienced by
                           shareholders and may be slightly different
                           if calculated using these numbers due to
                           rounding differences.
RATIOS
Expenses to Avg. Net
Assets*                      1.85%    1.88%    1.59%    1.89%    0.99%    1.84%    1.88%    1.61%    1.90%    0.99%

Net Investment Income
to Avg Net Assets*          -1.50%   -1.73%   -1.61%   -1.80%   -0.81%   -0.34%   -0.63%    0.24%   -1.07%    0.31%
Portfolio Turnover
Rate                        23.04%   33.58%   45.72%   32.79%    4.31%   16.23%   16.99%   29.10%   24.08%   15.74%

NET ASSETS, END OF
PERIOD
(000s omitted)              5,026    5,551    4,592    2,609    3,048    4,750    4,033    3,032    1,675    1,925
                            =====    =====    =====    =====    =====    =====    =====    =====    =====    =====
Such ratios are after
effect of expen-             2005     2004     2003     2002     2001     2005     2004     2003     2002     2001
ses waived (cents per
share rounded):              0.00     0.00     0.03     0.00     0.00     0.00     0.00     0.02     0.00     0.00

                                                 ACF
                             1/1/05 - 1/1/04 - 1/1/03 - 1/1/02 - 01/01/01
PER SHARE DATA               12/31/05 12/31/04 12/31/03 12/31/02 12/31/01
--------------               -------- -------- -------- -------- --------
Net Asset Value
Beginning Of Period           13.25    11.77     9.17    10.89    12.29

Net Investment Income         (0.13)   (0.14)   (0.10)   (0.10)   (0.01)

Net Realized &
Unrealized Gains               1.70     1.62     2.70    (1.62)   (1.22)

Total Income from
Operations                     1.57     1.48     2.60    (1.72)   (1.23)

Total Distributions
to Shareholders               (0.54)    0.00     0.00     0.00    (0.17)

Net Asset Value End
of Period                     14.28    13.25    11.77     9.17    10.89
                              =====    =====    =====     ====    =====

Total Return                  11.91%   12.55%   28.35%  -15.84%   -9.99%
                              =====    =====    =====     ====    =====

RATIOS
Expenses to Avg. Net
Assets*                        1.84%    1.88%    1.61%    1.88%    0.99%

Net Investment Income
to Avg Net Assets*            -0.94%   -1.18%   -0.97%   -0.97%   -0.08%
Portfolio Turnover
Rate                          35.48%   28.35%   33.19%   18.61%    0.00%

NET ASSETS, END OF
PERIOD
(000s omitted)                3,445    2,956    2,266    1,080    1,094
                              =====    =====    =====    =====    =====
Such ratios are after
effect of expen-               2005     2004     2003     2002     2001
ses waived (cents per
share rounded):                0.00     0.00     0.03     0.00     0.00

* Annualized. Using monthly averages. Does not include any 12b-1 expenses.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Annual Report 12/31/05 (Published 2/28/06)        Page 12

                             STAAR INVESTMENT TRUST

         Supplementary Information --Selected per Share Data and Ratios
              Period from January 1, 2001 through December 31, 2005

                                                                GBF                                         STBF
                                           1/1/05 - 1/1/04 - 1/1/03 - 1/1/02 - 01/01/01 1/1/05 - 1/1/04 - 1/1/03 - 1/1/02 - 01/01/01
PER SHARE DATA                             12/31/05 12/31/04 12/31/03 12/31/02 12/31/01 12/31/05 12/31/04 12/31/03 12/31/02 12/31/01
-----------------------------------        -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Net Asset Value Beginning Of Period         10.45    10.75    10.99    10.59    10.29     9.40     9.85    11.02    10.62    10.43

Net Investment Income                        0.35     0.31     0.39     0.41     0.52     0.24     0.24     0.50     0.48     0.61
Net Realized & Unrealized Gains             (0.34)   (0.25)   0.05      0.35     0.26    (0.23)   (0.26)    0.15     0.40     0.17
Total Income from Operations                 0.01     0.06     0.44     0.76     0.78     0.01    (0.02)    0.65     0.88     0.78

Total Distributions to Shareholders         (0.40)   (0.36)   (0.68)   (0.36)   (0.48)   (0.20)   (0.43)   (1.82)   (0.48)   (0.59)

Net Asset Value End of Period               10.06    10.45    10.75    10.99    10.59     9.21     9.40     9.85    11.02    10.62
                                            =====    =====    =====    =====    =====     ====     ====     ====    =====    =====

Total Return                                 0.11%    0.50%    4.05%    7.19%    7.56%    0.07%   -0.14%    5.88%    8.27%    7.49%
                                            =====    =====    =====    =====    =====     ====     ====     ====    =====    =====
                                           Total returns are actual experienced by
                                           shareholders and may be slightly different
                                           if calculated using these numbers due to
                                           rounding differences.

RATIOS

Expenses to Avg. Net Assets*                 1.26%    1.61%    1.30%    1.51%    0.72%    0.94%    1.55%    1.34%    1.59%    0.81%
Net Investment Income to Avg Net Assets*     3.40%    2.88%    3.56%    3.79%    4.95%    2.60%    2.49%    4.57%    4.50%    5.73%
Portfolio Turnover Rate                     17.84%   31.80%   35.97%   21.60%   33.76%   48.02%   86.65%    8.53%   19.70%   25.23%

NET ASSETS, END OF PERIOD
(000s omitted)                              1,792    2,364    2,923    4,378    2,868      984      602      415    1,630    1,227
                                            =====    =====    =====    =====    =====    =====     ====     ====    =====    =====

Such ratios are after effect of expen-       2005     2004     2003     2002     2001     2005     2004     2003     2002     2001
                                             ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
ses waived (cents per share rounded):        0.02     0.00     0.03     0.00     0.00     0.03     0.00     0.03     0.00     0.00

                                                             LCSF
                                           1/1/05 - 1/1/04 - 1/1/03 - 1/1/02 - 01/01/01
PER SHARE DATA                             12/31/05 12/31/04 12/31/03 12/31/02 12/31/01
-----------------------------------        -------- -------- -------- -------- --------
Net Asset Value Beginning Of Period         12.67    11.45     9.49    11.58    12.85

Net Investment Income                       (0.12)   (0.11)   (0.07)   (0.09)   (0.01)
Net Realized & Unrealized Gains              0.59     1.33     2.03    (2.00)   (1.26)
Total Income from Operations                 0.47     1.22     1.96    (2.09)   (1.27)

Total Distributions to Shareholders          0.00     0.00     0.00     0.00     0.00

Net Asset Value End of Period               13.14    12.67    11.45     9.49    11.58
                                            =====    =====    =====     ====    =====

Total Return                                 3.69%   10.65%   20.65%  -18.10%   -9.88%
                                            =====    =====    =====     ====    =====

RATIOS

Expenses to Avg. Net Assets*                 1.85%    1.88%    1.59%    1.89%    0.99%
Net Investment Income to Avg Net Assets*    -0.94%   -0.92%   -0.71%   -0.88%   -0.11%
Portfolio Turnover Rate                     14.00%   35.19%   46.31%   24.08%   16.09%

NET ASSETS, END OF PERIOD
(000s omitted)                              4,787    5,015    4,086    2,737    2,843
                                            =====    =====    =====    =====    =====

Such ratios are after effect of expen-       2005     2004     2003     2002     2001
                                             ----     ----     ----     ----     ----
ses waived (cents per share rounded):        0.00     0.00     0.03     0.00     0.00

                                                              SCSF                                        INTF
                                           1/1/05 - 1/1/04 - 1/1/03 - 1/1/02 - 01/01/01 1/1/05 - 1/1/04 - 1/1/03 - 1/1/02 - 01/01/01
PER SHARE DATA                             12/31/05 12/31/04 12/31/03 12/31/02 12/31/01 12/31/05 12/31/04 12/31/03 12/31/02 12/31/01
------------------------------------       -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
Net Asset Value Beginning Of Period         15.43    14.53    10.29    12.47    12.54    11.59     9.74     7.40     8.64    10.48

Net Investment Income                       (0.23)   (0.26)   (0.19)   (0.21)   (0.10)   (0.04)   (0.06)    0.02    (0.09)    0.03
Net Realized & Unrealized Gains              1.04     2.10     4.43    (1.97)    0.21     1.99     1.91     2.33    (1.15)   (1.84)
Total Income from Operations                 0.81     1.84     4.24    (2.18)    0.11     1.95     1.85     2.35    (1.24)   (1.81)

Total Distributions to Shareholders         (1.39)   (0.94)    0.00     0.00    (0.18)    0.00     0.00    (0.01)    0.00    (0.03)

Net Asset Value End of Period               14.85    15.43    14.53    10.29    12.47    13.54    11.59     9.74     7.40     8.64
                                            =====    =====    =====    =====    =====    =====    =====     ====     ====     ====

Total Return                                 5.22%   12.69%   41.21%  -17.45%    0.85%   16.82%   18.96%   31.85%  -14.33%  -17.23%
                                            =====    =====    =====    =====    =====    =====    =====     ====     ====     ====
                                           Total returns are actual experienced by
                                           shareholders and may be slightly
                                           different if calculated using these numbers
                                           due to rounding differences.

RATIOS

Expenses to Avg. Net Assets*                 1.85%    1.88%    1.59%    1.89%    0.99%    1.84%    1.88%    1.61%    1.90%    0.99%
Net Investment Income to Avg Net Assets*    -1.50%   -1.73%   -1.61%   -1.80%   -0.81%   -0.34%   -0.63%    0.24%   -1.07%    0.31%
Portfolio Turnover Rate                     23.04%   33.58%   45.72%   32.79%    4.31%   16.23%   16.99%   29.10%   24.08%   15.74%

NET ASSETS, END OF PERIOD
(000s omitted)                              5,026    5,551    4,592    2,609    3,048    4,750    4,033    3,032    1,675    1,925
                                            =====    =====    =====    =====    =====    =====    =====    =====    =====    =====

Such ratios are after effect of expen-       2005     2004     2003     2002     2001     2005     2004     2003     2002     2001
                                             ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
ses waived (cents per share rounded):        0.00     0.00     0.03     0.00     0.00     0.00     0.00     0.02     0.00     0.00

                                                                ACF
                                           1/1/05 - 1/1/04 - 1/1/03 - 1/1/02 - 01/01/01
PER SHARE DATA                             12/31/05 12/31/04 12/31/03 12/31/02 12/31/01
--------------                             -------- -------- -------- -------- --------
Net Asset Value Beginning Of Period         13.25    11.77     9.17    10.89    12.29

Net Investment Income                       (0.13)   (0.14)   (0.10)   (0.10)   (0.01)
Net Realized & Unrealized Gains              1.70     1.62     2.70    (1.62)   (1.22)
Total Income from Operations                 1.57     1.48     2.60    (1.72)   (1.23)

Total Distributions to Shareholders         (0.54)    0.00     0.00     0.00    (0.17)

Net Asset Value End of Period               14.28    13.25    11.77     9.17    10.89
                                            =====    =====    =====    =====    =====

Total Return                                11.91%   12.55%   28.35%  -15.84%   -9.99%
                                            =====    =====    =====    =====    =====

RATIOS

Expenses to Avg. Net Assets*                 1.84%    1.88%    1.61%    1.88%    0.99%
Net Investment Income to Avg Net Assets*    -0.94%   -1.18%   -0.97%   -0.97%   -0.08%
Portfolio Turnover Rate                     35.48%   28.35%   33.19%   18.61%    0.00%

NET ASSETS, END OF PERIOD
(000s omitted)                              3,445    2,956    2,266    1,080    1,094
                                            =====    =====    =====    =====    =====
Such ratios are after effect of expen-       2005     2004     2003     2002     2001
                                             ----     ----     ----     ----     ----
ses waived (cents per share rounded):        0.00     0.00     0.03     0.00     0.00

*     Annualized. Using monthly averages. Does not include any 12b-1 expenses.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Annual Report 12/31/05 (Published 2/28/06)        Page 13

                             STAAR INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

NOTE 1 - ORGANIZATION AND PURPOSE

      STAAR Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to STAAR Investment Trust in September 1998.

      The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The Trust consists of six separate series portfolios (funds). The funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund, which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

                  STAAR General Bond Fund (Formerly Intermediate Bond Fund) STAAR Short Term Bond Fund (Formerly Long Term Bond Fund) STAAR Larger Company Stock Fund
                  STAAR Smaller Company Stock Fund
                  STAAR International Fund
                  STAAR Alternative Categories Fund

      Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named. Each fund may invest in other open-end funds (mutual funds), exchange-traded funds (ETFs), closed-end funds and individual securities.

Security Valuation - Net Asset Value for each portfolio is computed as of the close of business on each business day. New investments received during that day purchase shares of beneficial interest based upon the end-of-day Net Asset Value per share. Included in the end-of-day net assets valuation of each portfolio is the net asset valuation of all investee mutual funds or exchange-traded funds, as published on their respective web-sites or elsewhere. When applicable, securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price.

      Fixed income securities are valued at prices obtained from a pricing service. Short-term notes are stated at amortized cost, which is equivalent to value. There were no restricted securities owned by any of the portfolios as of December 31, 2005. Restricted securities and other securities for which quotations are not readily available will be valued at fair value as determined by the Trustees.

Federal Income Taxes - The Trust complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and intends to distribute all its taxable income and net capital gains each year to its shareholders. As a regulated investment company, the Trust is not subject to income taxes if such distributions are made. Therefore, no federal or state income tax provision is required. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the Trust. As of December 31, 2005 the following net capital loss carryforwards existed for federal income tax purposes:

      LCSF   $307,891   INTF    $281,478     STBF   $9,227     GBF   $5,346

      The above net capital loss carryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. Expiration of the capital loss carry forwards occurs in 2009-2013. The Trust will not make distributions from capital gains while a capital loss carryforward remains.

Distributions to shareholders - Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Security Transactions and Related Investment Income - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. Dividend income and realized gain distributions from other funds are recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Through December 31, 2002, discounts and premiums on securities purchased were not amortized over the life of the respective securities. On January 1, 2003, the Trust began amortizing all premiums and discounts on fixed income securities to conform with a recent change in accounting principles generally accepted in the United States for mutual funds. Adopting this change did not impact the Trust's net asset values, and resulted in immaterial changes to the classification of certain amounts between interest income and realized and unrealized gains/losses in the Statement of Operations.

Foreign withholding taxes are recorded as a contra investment income item to the extent such information is available to the Trust.

Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

STAAR Investment Trust Annual Report 12/31/05 (Published 2/28/06)        Page 14

                                DECEMBER 31, 2005
                        NOTE 3 - SHAREHOLDER TRANSACTIONS

      The declaration of trust provides for an unlimited number of shares of beneficial interest, without par value. The declaration of Trust also established six series of shares which correspond to the six funds described in
Note 2. During the years ended December 31, 2005 and 2004, at least 98%, respectively of dividends declared were reinvested by the respective owners of beneficial interest. Transactions in units of beneficial interest were as shown below:


         YEAR ENDED                                YEAR ENDED 12/31/2004
         12/31/2003                          DISTRIBUTION
           BALANCE             SOLD          REINVESTMENT      REDEMPTIONS             BALANCE
FUND   SHARES   DOLLARS   SHARES  DOLLARS  SHARES  DOLLARS   SHARES     DOLLARS    SHARES    DOLLARS
GBF   271,836  2,771,166  45,740  487,954   8,191   86,568  (99,462)  (1,059,832)  226,305  2,285,857
STBF   42,131    396,139  24,882  238,290   2,109   20,232   (5,073)     (49,361)   64,049    605,299
LCSF  356,797  4,152,837  57,540  675,890       0        0  (18,524)    (214,723)  395,813  4,614,005
SCSF  315,949  3,793,772  39,216  587,370  20,612  318,085  (16,067)    (236,012)  359,710  4,463,216
INTF  311,260  3,250,881  53,614  545,715       0        0  (16,828)    (169,012)  348,046  3,627,583
ACF   192,564  2,110,723  40,757  493,304       0        0  (10,178)    (121,271)  223,143  2,482,756

                           PERIOD ENDED 12/31/2005
                         DISTRIBUTION
          SOLD           REINVESTMENT        REDEMPTIONS           BALANCE
FUND  SHARES  DOLLARS  SHARES   DOLLARS   SHARES    DOLLARS   SHARES    DOLLARS
GBF   13,489  138,783    7,643   77,921  (69,272)  (711,524)  178,165  1,791,037
STBF  82,971  770,878    2,508   23,184  (42,686)  (397,268)  106,841  1,002,094
LCSF  38,198  480,114        0        0  (69,659)  (863,645)  364,352  4,230,473
SCSF  14,037  214,407   28,762  427,151  (64,067)  (962,266)  338,442  4,142,508
INTF  48,145  580,282        0        0  (45,267)  (555,714)  350,923  3,652,151
ACF   42,679  593,730    8,730  124,685  (33,326)  (462,028)  241,226  2,739,143

As of December 31, 2005 net assets consisted of the following:

                                                GBF          STBF          LCSF          SCSF          INTF           ACF
                                                ---          ----          ----          ----          ----           ---
Capital Paid in on Shares of Capital Stock  $ 1,791,037   $ 1,002,094   $ 4,230,473   $ 4,142,508   $ 3,652,151   $ 2,739,143
Undistributed Net Investment Income (Loss)       24,545         5,420      (143,222)     (256,612)      (54,800)      (61,891)
Accumulated Net Capital Loss                     (5,346)       (9,227)     (304,142)            0      (281,478)            0
Net Unrealized Appreciation/(Depreciation)      (18,607)      (14,621)    1,003,454     1,140,401     1,434,464       767,918
                                            -----------   -----------   -----------   -----------   -----------   -----------
Net Assets                                  $ 1,791,629   $   983,666   $ 4,786,617   $ 5,026,297   $ 4,750,337   $ 3,445,170
                                            ===========   ===========   ===========   ===========   ===========   ===========

NOTE 4 - SUMMARY OF UNREALIZED GAINS AND LOSSES:

Following is a summary of unrealized gains and losses for each portfolio as of December 31, 2005.

               Cost      Gain       Loss      Net     Market Value
            ---------  ---------  -------  ---------  ------------
GBF         1,785,735      9,268  -27,875    -18,607   1,767,128
STBF          992,877        944  -15,565    -14,621     978,256
LCSF        3,778,608  1,007,683   -4,171  1,003,512   4,782,117
SCSF        3,881,564  1,140,834     -433  1,140,401   5,021,965
INTF        3,311,497  1,437,085   -2,621  1,434,464   4,745,961
ACF         2,667,265    772,617   -4,699    767,918   3,435,143

STAAR Investment Trust Annual Report 12/31/05 (Published 2/28/06)        Page 15

                             STAAR INVESTMENT TRUST
                      NOTES TO FINANCIAL STATEMENTS (CONT.)
                                DECEMBER 31, 2005

NOTE 5 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

      Effective April 1, 1996, the Trust entered into an Investment Advisory Agreement with STAAR Financial Advisors, Inc., a related party (Advisor). This agreement appointed the Advisor to act as investment advisor to the Trust on behalf of six series portfolios for a one-year period. This agreement has subsequently been extended annually and through December 31, 2005. The Directors considered past investment performance, progress in compliance matters, strategies and economic and market outlook of the Advisor in the renewal process. The advisor furnishes investment management and advisory services for a fee based on average daily net asset value. The fee for each portfolio is in accordance with a fee schedule of .50% through February 28, 2005 at which time it was reduced to .25% through the end of the year for GBF, .40% through February 28, 2005 at which time it was waived through the end of the year for STBF and .90% for all other portfolios.

      The president of the investment advisor is the organizer of the Trust. The agreement provides for an expense reimbursement from the investment advisor if the Trust's total expense for any series (fund), exclusive of taxes, interest, costs of portfolio acquisitions and dispositions and extraordinary expenses, for any fiscal year, exceed the level of expenses which such series is permitted to bear under the most restrictive expense limitation imposed on open-end investment companies by any state in which shares of such series are then qualified. The agreement also stipulates that all organizational expenses of the Trust were paid by the investment advisor as well as certain marketing, legal and accounting and transfer and custodial services for the first two years. Such costs continued to be absorbed by the investment advisor through December 31, 2001, except for certain marketing and other costs associated with the sale and distribution of shares.

      Effective January 1, 2002, the Trust began paying certain operating expenses including custodian, registration, legal and auditing fees, and printing and insurance expenses, and a portion of bookkeeping fees. Remaining bookkeeping fees continued to be absorbed by the investment advisor. Directors' fees of $9,485 and $12,277 in 2005 and 2004, respectively were also incurred by the Trust.

      Effective September 1, 1998, Staar Investment Trust shareholders approved a 12b-1 arrangement, which provides commission payments to broker/dealers who refer investors who become shareholders in STAAR Investment Trust. This arrangement remained in effect through August 1, 2001 when a new 12b-1 arrangement, discussed below was implemented and which includes these fees. The commission structure under this arrangement is .5% for bond funds and 1.0% for stock funds for the first 12 months from date of purchase and .15% for bond funds and .25% for stock funds thereafter. Commissions were calculated based on fair market values and were payable monthly in the first 12 months and quarterly thereafter. For the period May through December 2000, 12b-1 commission expenses were also absorbed by the investment advisor. Subsequent to December 31, 2000, the advisor no longer absorbed 12b-1 fees.

      Effective August 2, 2001, STAAR Investment Trust shareholders approved a new 12b-1 arrangement which provided for accrual of fees based upon a daily percentage (.000411% for bond funds and .000548% for stock funds) of the total net asset values. The broker/dealer fees discussed above were paid out of such fee accruals. The balance of the fees was used for marketing and other costs associated with the sale and distribution of shares. Effective January 1, 2002, Staar Investment Trust changed the 12b-1 daily accrual rate to .000658% for all funds, based upon estimated requirements. In 2003 and in 2004 management revised its estimated resulting liability, and accordingly recorded reductions to 12b-1 expenses. For the years ended December 31, 2005 and 2004, the aggregate net amounts charged to expense for all portfolios were $19,663 and $7,123, respectively.

      Effective January 1, 2004 the Trust entered into a mutual fund service agreement with STAAR Financial Advisors, Inc. under which each portfolio is charged a fee of .38% of average daily net assets for fund accounting and operations, shareholder and transfer agency and compliance services provided. The agreement is reviewed and renewed annually by the Board of Trustees.

STAAR Investment Trust Annual Report 12/31/05 (Published 2/28/06)        Page 16

                             STAAR INVESTMENT TRUST
                      NOTES TO FINANCIAL STATEMENTS (CONT.)
                                DECEMBER 31, 2005

NOTE 5-INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (cont.)

Certain affiliated persons holding shares in the six portfolios purchased such shares at Net Asset Value at respective date of purchase. Those affiliated persons held aggregate investments in the respective funds as of December 31, 2005, as follows:

                                                                  GBF         STBF       LCSF        SCSF         INTF       ACF
                                                                ---------  ---------  ----------  ----------  ----------  ----------

                                  Shares
J. Andre Weisbrod, including immedite family & retirement
 accounts                                                       3,689.452  4,296.855  11,609.026  11,127.947  10,331.426   9,251.743
Other Trustees                                                      0.000      0.000       0.000       0.000       0.000       0.000
Employees of investment advisor, including retirement accounts      0.000      0.000     161.907   1,896.911     192.715     164.996
Other Affiliated Persons                                          308.808      0.000     420.481     318.943     720.949     750.341
                                                                ---------  ---------  ----------  ----------  ----------  ----------
Total Number of Shares                                          3,998.260  4,296.855  12,191.414  13,343.801  11,245.090  10,167.080
                                                                =========  =========  ==========  ==========  ==========  ==========
                                   Value
J. Andre Weisbrod, including immedite family & retirement
 accounts value                                                 $  37,101     39,560     152,510     165,264     139,853     132,132
                                                                =========  =========  ==========  ==========  ==========  ==========
Total affiliated persons value                                  $  40,207     39,560     160,161     198,173     152,221     145,205
                                                                =========  =========  ==========  ==========  ==========  ==========

The Trustees have authorized the use of a broker-dealer in which the president of the investment advisor serves as a registered representative; as such, the president of the investment advisor may benefit indirectly from the Trust's payment of commissions and 12(b)-1 fees.

NOTE 6 - AVAILABILITY OF ADDITIONAL INFORMATION

Fund Directors: Additional information about the Board of Trustees can be found in the Statement of Additional Information as filed with the SEC. For a copy you may write to Shareholder Services, STAAR Financial Advisors, Inc., 604 McKnight Park Dr., Pittsburgh, PA 15237 or call 412-367-9076 or 1-800-332-7738 PIN 3371.

Proxy Voting Policies: The Proxy Voting Policy and Proxy Voting Record for the most recent 12-month period may be obtained from STAAR Financial Advisors as listed above.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees
Staar Investment Trust

We have audited the statements of assets and liabilities, including the schedules of investments, of Staar Investment Trust (comprising, respectively, the General Bond Fund, Short Term Bond Fund, Larger Company Stock Fund, Smaller Company Stock Fund, International Fund and Alternative Categories Fund) as of December 31, 2005, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the selected per share data and ratios for the periods indicated. These financial statements and selected per share data and ratios are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Staar Investment Trust, as of December 31, 2005, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their selected per share data and ratios for the periods indicated, in conformity with U.S. generally accepted accounting principles.

Carson & Co, LLC
Sewickley, Pennsylvania
February 22, 2006

STAAR Investment Trust Annual Report 12/31/05 (Published 2/28/06)        Page 17

[STAAR Investment Trust Logo]

OFFICES OF THE TRUST
604 McKnight Park Dr.
Pittsburgh, PA 15237

INVESTMENT ADVISOR
STAAR Financial Advisors, Inc.
604 McKnight Park Dr.
Pittsburgh, PA 15237

E-MAIL: staarbase@aol.com
WEB SITE: www.staarfunds.com

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
STAAR Financial Advisors, Inc.
604 McKnight Park Dr.
Pittsburgh, PA 15237

COUNSEL
Thomas Sweeney Jr., Esq.
Sweeney and Associates, PC
P.O. Box 82637
Pittsburgh, PA 15218

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(AUDITORS)
Carson & Co, LLC
201 Village Commons,
Sewickley, PA 15143

TRUSTEES

Jeffrey A. Dewhirst
Sewickley, PA
Investment Banker

Richard Levkoy
Ambridge, PA
Accountant

Thomas J. Smith
Sewickley, PA
Advertising/Marketing Consultant

J. Andre Weisbrod
Wexford, PA
President, STAAR Financial
Advisors, Inc.

John H. Weisbrod - Emeritus
Cranberry, PA
Former President, Sea Breeze
Laboratories, Inc.

VISIT OUR WEB SITE:
www.staarfunds.com
Performance Updates [GRAPHIC]
Prospectus and Forms
Articles and Information
The Funny File
STAAR Cards

[STAAR Investment Trust Logo]

Annual Report
January 1, 2005 to December 31, 2005

Back Cover

ITEM 2. CODE OF ETHICS.

The Trust adopted a Code of Ethics on November 30, 1999 that was previously filed with the prospectus and SAI dated May 1, 2000. The Code of Ethics was Amended at a meeting of the Board of Trustees on December 15, 2005. The Code of Ethics is designed to protect shareholder interests and includes sections addressing general ethics as well as specific concentration on areas such as prohibited transactions, pre-clearance procedures, certifications and reports by access persons, confidentiality and conflicts of interest

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

[E/O]

Not applicable to open-end investment companies.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Richard Levkoy, an accountant and member of the Trust's Board of Trustees is the designated audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The principal accountant, Carson & Co., LLC of Sewickley, PA, conducted the 2005 annual audit and related services for the Trust and billed the Trust $44,730 for these services.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

The Board of Trustees have adopted a code of Procedures and practices designed to assure that the interests of shareholders are protected, that full disclosures are made, that conflicts of interest are avoided and to assure compliance with securities laws.

ITEM 10. EXHIBITS.

PN: 201.00.00.00
*J03002/201/3*

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

(a) Any code of ethics or amendment thereto. Previously filed with 2000 prospectus and SAI.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By (Signature and Title) /s/ J. Andre Weisbrod
----------------------------------------------
J. Andre Weisbrod,
Chairman of the Board of Trustees

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Richard Levkoy
-------------------------------------------
Richard Levkoy,
Trustee, Chairman of the Audit Committee
*J03002/202/5*
PN: 202.00.00.00 [E/O]

SIGNATURES
(Registrant) The STAAR Investment Trust
Date 2/28/06
--------------------------------------------
(Registrant) The STAAR Investment Trust
Date 2/28/06